Segment information - Reconciliation of Adjusted Gross Profit to Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Adjusted gross profit	$ 113,582	$ 91,645	$ 86,503
Depreciation and amortization	10,321	5,815	1,880
Corporate and other expenses	205,220	114,511	102,091
Change in fair value of warrant and Sponsor Covered Shares liabilities	(6,691)	0	0
Interest expense	16,861	5,579	9,282
Loss before income taxes	$ (112,129)	$ (34,260)	$ (26,750)